Disclosure of compensation, key management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Cost recoveries from associates	$ 677	$ 532
Key management personnel [Member]
Statements Line Items
Salaries and short-term employee benefits	4,416	6,921
Share-based compensation	3,086	7,731
Cost recoveries from associates	(490)	(449)
Employee benefits expense	$ 7,012	$ 14,203